Intangible Assets, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Continuing operations [Member]
Intangible Assets, Net (Textual)
Amortization expense	$ 353,971	$ 363,190	$ 312,821
Impairment on intangible assets
Discontinued operations [Member]
Intangible Assets, Net (Textual)
Amortization expense
Impairment on intangible assets		$ 18,447